Schedule of Additional Information About the Financial Liabilities Subject To Measurement at Fair Value (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance, fair value		$ 1,835	$ 749
Change in fair value			265	$ 73
Conversion to 373,570 shares of common stock in connection with the Merger	$ 3,685	3,685
Beginning balance, fair value			1,835	749
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance, fair value		1,835	749
Issuance of debt		1,468	908
Change in fair value		423	264
Foreign currency exchange impact		(41)	(86)
Conversion to 373,570 shares of common stock in connection with the Merger		(3,685)
Beginning balance, fair value			$ 1,835	$ 749